Basis of Presentation and Significant Accounting Policies - Summary of Changes in Warranty Liability (Detail) (USD $) In Thousands, unless otherwise specified	7 Months Ended	9 Months Ended	10 Months Ended	2 Months Ended	12 Months Ended		2 Months Ended
	Sep. 30, 2012 Successor [Member]	Sep. 30, 2013 Successor [Member]	Dec. 31, 2012 Successor [Member]	Feb. 24, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Feb. 24, 2012 Predecessor [Member] Scenario, Previously Reported [Member]
Guarantor Obligations [Line Items]
Warranty liability, beginning of period	$ 14,000	$ 14,317	$ 14,000	$ 14,314	$ 16,341	$ 21,365
Warranty provision during period	1,649	3,131	2,731	187	2,380	2,574
Warranty payments during period	(1,944)	(3,900)	(3,216)	(845)	(4,699)	(8,277)
Warranty charges related to pre-existing warranties during period	80	354	802	85	292	679	199
Warranty charges related to construction services projects	347	267		114
Fresh start adjustment				145
Warranty liability, end of period	$ 14,132	$ 14,169	$ 14,317	$ 14,000	$ 14,314	$ 16,341